Exceptional items - Additional information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Exceptional items
Impairment - property, plant and equipment			$ 11
Foreign exchange gain (loss)	$ (2)	$ (3)	(4)	$ (4)
Net finance income	(23)	40	(46)	63
Exceptional income tax (credit)/charge	(2)	12	(11)	19
Exceptional items.
Exceptional items
Exceptional items before tax			6	(87)
Impairment - property, plant and equipment	11		11
Restructuring costs	15		15
Exceptional operating items, after tax	12	(58)		(93)
Start-up related and other costs	11	16	21	30
Transaction related and other costs	3	4	12	8
Gain on movement in fair market values			53	146
Net finance income	26	74	53	125
Exceptional income tax (credit)/charge	$ (2)	$ (4)	(6)	(6)
Legal settlement			6
Professional fees			6
Income tax benefit			6	6
Exceptional items. | Promissory Note
Exceptional items
Foreign exchange gain (loss)				(21)
Americas | Exceptional items.
Exceptional items
Start-up related and other costs			14	14
Europe | Exceptional items.
Exceptional items
Impairment - property, plant and equipment			11
Restructuring costs			15
Start-up related and other costs			$ 7	$ 16